Sales (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of Sales
Details of sales for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019		2020		2021
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	56,609,330	285,546	56,380,608	303,704	58,261,006	441,203
Electricity		55,939,001	—	55,730,985	—	57,210,231	—
Heat supply		220,948	—	198,715	—	232,294	—
Others		449,381	285,546	450,908	303,704	818,481	441,203
Sales related to rendering of services		222,106	186,184	223,075	206,275	252,216	204,184
Sales of construction services		110,692	1,154,224	170,895	641,280	159,262	595,736

	￦	56,942,128	1,625,954	56,774,578	1,151,259	58,672,484	1,241,123

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	56,609,330	285,546	56,380,608	303,704	58,261,006	441,203
Performance obligations satisfied over time		332,798	1,340,408	393,970	847,555	411,478	799,920

	￦	56,942,128	1,625,954	56,774,578	1,151,259	58,672,484	1,241,123